Cash Flow Information - Schedule of Roll Forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 1,677.3	$ 1,801.7
Net lease payments	(124.1)	(125.0)
Net proceeds (repayments)	(50.2)	(257.9)
Transaction costs		(1.2)
Non-cash changes
Foreign exchange	33.4	(4.1)
Additions and modifications	163.2	72.7
Acquisitions	192.5	64.2
Other	9.5	1.9
Ending balance	2,025.7	1,677.3
Other financing obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10.9	34.6
Net proceeds (repayments)	(62.5)	(24.6)
Transaction costs		0.0
Non-cash changes
Foreign exchange	2.6	(0.2)
Additions and modifications	67.1	0.6
Acquisitions	36.6	0.0
Other	2.3	0.5
Ending balance	57.0	10.9
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	579.1	621.4
Net lease payments	(124.1)	(125.0)
Transaction costs		0.0
Non-cash changes
Foreign exchange	24.3	(6.0)
Additions and modifications	100.1	72.1
Acquisitions	57.3	13.6
Other	5.5	3.0
Ending balance	642.2	579.1
Senior unsecured notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	547.6	298.6
Net proceeds (repayments)	0.0	250.0
Transaction costs		(1.2)
Non-cash changes
Foreign exchange	0.0	0.0
Additions and modifications	0.0	0.0
Acquisitions	0.0	0.0
Other	0.5	0.2
Ending balance	548.1	547.6
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	487.7	840.2
Net proceeds (repayments)	175.0	(355.2)
Transaction costs		0.0
Non-cash changes
Foreign exchange	1.5	1.7
Additions and modifications	(4.0)	0.0
Acquisitions	0.0	0.0
Other	1.4	1.0
Ending balance	661.6	487.7
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	52.0	6.9
Net proceeds (repayments)	(38.6)	(3.1)
Transaction costs		0.0
Non-cash changes
Foreign exchange	5.0	0.4
Additions and modifications	0.0	0.0
Acquisitions	98.6	50.6
Other	(0.2)	(2.8)
Ending balance	$ 116.8	$ 52.0